INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-BioInvent International AB ordinary shares and warrants (Details)
kr in Millions
		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 01, 2022	Oct. 31, 2020 USD ($) shares	Dec. 31, 2024 shares	Jun. 30, 2022 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 SEK (kr)
Schedule of Investments
Reverse stock split ratio	10
BioInvent International AB
Schedule of Investments
Investment to be made		$ 6,300,000						kr 53.8
Number of shares subscribed (in shares) | shares		1,200,000
Number of new warrants subscribed (in shares) | shares		588,000
Number of shares subscribed per warrant (in shares)		1						1
Subscription period for warrants (in years)		5 years
Fair value of the warrants					$ 66,000	$ 4,533,000
Warrants expected life (in years)			10 months 28 days		10 months 28 days	1 year 10 months 28 days
Unrealized losses						$ 200,000	$ 400,000
Unrealized gains					$ 61,000
Recognized (losses) or gains					$ 1,500,000	$ (1,100,000)	$ (1,900,000)
BioInvent International AB | Common Stock
Schedule of Investments
Number of ordinary shares sold (in shares) | shares			164,439	275,000
BioInvent International AB | Expected volatility
Schedule of Investments
Warrants , Measurement Input			55.6		55.6	43.59
BioInvent International AB | Risk Free Interest Rate
Schedule of Investments
Warrants , Measurement Input			2.07		2.07	2.29